Investments in Associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions		9 Months Ended
		Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Canadian tires financial services business [member]
Disclosure of associates [line items]
Country of incorporation	[1]	Canada
Nature of business	[1]	Financial Services
Ownership percentage	[1]	20.00%
Date of financial statements	[1],[2]	Jun. 30, 2023
Carrying value	[1]	$ 550	$ 558	$ 579
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Country of incorporation	[3]	China
Nature of business	[3]	Banking
Ownership percentage	[3]	18.11%
Date of financial statements	[2],[3]	Jun. 30, 2023
Carrying value	[3]	$ 1,035	1,099	1,007
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Country of incorporation	[4]	Curacao
Nature of business	[4]	Banking
Ownership percentage	[4]	48.10%
Date of financial statements	[2],[4]	Jun. 30, 2023
Carrying value	[4]	$ 456	$ 459	$ 438

[1]	Canadian Tire has an option to sell to the Bank up to an additional 29% equity interest until the end of the 10th anniversary (October 1, 2024) at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After October 1, 2024 for a period of six months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value.
[2]	Represents the date of the most recent financial statements made available to the Bank by the associates’ management.
[3]	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s Investment in Bank of Xi’an Co. Ltd. was $581 (April 30, 2023 – $570; October 31, 2022 – $489). The market value of the investment has remained below the carrying amount. The Bank performed an impairment test as at July 31, 2023 using a value in use (VIU), discounted cash flow model. The Bank concluded that there is no impairment as at July 31, 2023.
[4]	The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of July 31, 2023, these reserves amounted to $66 (April 30, 2023 – $69; October 31, 2022 – $67).